Stock-based compensation Stock-based compensation - Performance restricted share units (Details) - Chief Executive Officer - Performance restricted share units (PSUs) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	66,172	0
Granted/issued (units)	350,724	65,636
Dividend equivalents granted/issued (units)	6,696	536
Ending balance (units)	423,592	66,172